SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION [Abstract]
Employee Share Option Activity
The following table summarizes the Company’s share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$

Outstanding, January 1, 2021	47,465,720	14.76
Granted	4,162,121	269.09
Exercised	(5,405,228)	14.44
Forfeited	–
Outstanding, December 31, 2021	46,222,613	37.70	6.89	8,822,987
Vested and expected to vest at December 31, 2021	46,222,613	37.70
Exercisable as of December 31, 2021	30,707,210	14.13	6.32	6,435,641
Outstanding, January 1, 2022	46,222,613	37.70
Granted	30,000,000	120.00
Cancelled or forfeited	(4,012,516)	279.17
Exercised	(3,676,911)	13.82
Outstanding, December 31, 2022	68,533,186	60.87	7.30	1,433,420
Vested and expected to vest at December 31, 2022	68,533,186	60.87
Exercisable as of December 31, 2022	36,880,548	22.99	5.97	1,274,793
Outstanding, January 1, 2023	68,533,186
Granted	1,925,000	60.00
Cancelled or forfeited	(9,292,295)	104.02
Exercised	(1,336,980)	7.19
Outstanding, December 31, 2023	59,828,911	55.34	6.18	944,611
Vested and expected to vest at December 31, 2023	59,828,911	55.34
Exercisable as of December 31, 2023	42,877,386	35.29	5.51	887,174

Assumptions Used for Estimated Fair Value of Options
The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes Option Pricing Model with the following assumptions:

	Granted in 2021	Granted in 2022	Granted in 2023

Risk-free interest rates	0.74% – 1.07%	2.79% – 2.84%	3.60% – 4.10%
Expected term	5.6 – 7.5 years	5.1 – 7.5 years	6.5 – 7 years
Expected volatility	32.1% – 33.0%	48.7% – 55.9%	60.2% – 62.0%
Expected dividend yield	–	–	–

RSAs/RSUs Activity
The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Unvested, January 1, 2021	9,341,928	46.36	8.64	1,859,511
Granted	3,551,491	258.97
Vested	(4,127,006)	40.59
Forfeited	(637,193)	102.92
Unvested, December 31, 2021 and January 1, 2022	8,129,220	137.76	8.47	1,818,588
Granted	7,320,443	99.25
Vested	(3,864,257)	110.34
Forfeited	(1,933,175)	133.12
Unvested, December 31, 2022 and January 1, 2023	9,652,231	120.48	8.81	502,206
Granted	7,119,505	63.46
Vested	(4,130,583)	109.11
Forfeited	(1,786,921)	116.01
Unvested, December 31, 2023	10,854,232	90.02	8.86	439,596

Total Compensation Expense of Share Options, RSAs, RSUs and SARs Granted to Employees
Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended December 31,
	2021	2022	2023
	$	$	$

Share options:
Cost of revenue	390	–	–
Sales and marketing expenses	5	–	–
General and administrative expenses	207,204	313,917	253,408
Research and development expenses	33	254	44
	207,632	314,171	253,452

Cash received for the exercise in the respective years	77,639	50,211	10,643

RSAs/ RSUs:
Cost of revenue	8,318	11,104	12,727
Sales and marketing expenses	23,350	36,812	35,988
General and administrative expenses	67,421	67,388	99,048
Research and development expenses	148,592	283,747	282,381
	247,681	399,051	430,144

SARs:
Cost of revenue	3,389	(1,928)	383
Sales and marketing expenses	6,850	(1,762)	710
General and administrative expenses	3,658	(2,993)	200
Research and development expenses	1,114	(643)	141
	15,011	(7,326)	1,434